14. Financial assets and liabilities (Details 7) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets measured at fair value	$ 14,076,309	$ 10,481,099
Liabilities measured at fair value	1,231,191	405,964
Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	14,076,309	10,481,099
Liabilities measured at fair value	288,975	0
Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Liabilities measured at fair value	942,216	405,964
Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Liabilities measured at fair value	0	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds
Disclosure of financial assets [line items]
Financial assets measured at fair value	789,291	5,766,320
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	789,291	5,766,320
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial Assets at Fair Value Through Profit or Loss | Mutual Funds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities
Disclosure of financial assets [line items]
Financial assets measured at fair value	12,146,740	4,714,779
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	12,146,740	4,714,779
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial Assets at Fair Value Through Profit or Loss | Public Debt Securities | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,140,278	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 1
Disclosure of financial assets [line items]
Financial assets measured at fair value	1,140,278	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 2
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Financial Assets at Fair Value Through Profit or Loss | Stocks and corporate bonds | Level 3
Disclosure of financial assets [line items]
Financial assets measured at fair value	0	0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Interest Rate Swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	942,216	405,964
Derivative Financial Liabilities Not Designated as Hedging Instruments | Stock options
Disclosure of financial assets [line items]
Liabilities measured at fair value	288,975	0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 1 | Interest Rate Swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	0	0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 1 | Stock options
Disclosure of financial assets [line items]
Liabilities measured at fair value	288,975	0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 2 | Interest Rate Swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	942,216	405,964
Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 2 | Stock options
Disclosure of financial assets [line items]
Liabilities measured at fair value	0	0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 3 | Interest Rate Swap
Disclosure of financial assets [line items]
Liabilities measured at fair value	0	0
Derivative Financial Liabilities Not Designated as Hedging Instruments | Level 3 | Stock options
Disclosure of financial assets [line items]
Liabilities measured at fair value	$ 0	$ 0